Other Current Liabilities - Schedule of Other Current Liabilities (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule Of Other Current Liabilities Abstract
Employees and salary-related institutions	[1]	₪ 1,868	₪ 1,574
Accrued expenses		1,123	468
Others
Total		₪ 2,991	₪ 2,042

[1]	Includes balance of NIS 125 in respect of management fees to related party as of December 31, 2024 (see Note 18A below).